Business Combinations - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Oct. 15, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition
Notes Receivable Gross	$ 29,240,557		$ 29,385,196
Less - Allowance for credit losses	$ 695,366		$ 896,250	$ 477,708
K2 Capital Group LLC
Business Acquisition
Contingent consideration earnout payment over three year periods		$ 29,000
Commercial loans		115,575
Goodwill amortization period	15 years
K2 Capital Group LLC | Book value
Business Acquisition
Commercial loans		118,907
K2 Capital Group LLC | Book value | Direct financing leases
Business Acquisition
Commercial loans		105,000
K2 Capital Group LLC | Book value | Working capital
Business Acquisition
Commercial loans		14,000
K2 Capital Group LLC | Commercial Loans
Business Acquisition
Notes Receivable Gross		125,000
Less - Allowance for credit losses		$ 1,000